UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $1,511,657 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   115908  2363050 SH       SOLE                  2081135        0   281915
AON CORP                       COM              037389103   149704  2826740 SH       SOLE                  2489220        0   337520
CROSSTEX ENERGY L P            COM              22765U102     2057   121600 SH       SOLE                   121600        0        0
CROWN HOLDINGS INC             COM              228368106   173508  4497361 SH       SOLE                  3959714        0   537647
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   147341  1599278 SH       SOLE                  1409343        0   189935
LOCKHEED MARTIN CORP           COM              539830109   232252  2888710 SH       SOLE                  2536830        0   351880
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    79121  2846077 SH       SOLE                  2514667        0   331410
TEMPUR PEDIC INTL INC          COM              88023U101   223404  4409878 SH       SOLE                  3898348        0   511530
TIME WARNER CABLE INC          COM              88732J207   252765  3543099 SH       SOLE                  3134039        0   409060
US BANCORP DEL                 COM NEW          902973304   135597  5130406 SH       SOLE                  4522871        0   607535